Other liabilities and deferred credits	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Other liabilities and deferred credits [Text Block]

7 – Other liabilities and deferred credits

In millions	December 31,	2013	2012
Personal injury and other claims provisions, net of current portion (Note 16)		$271	$232
Stock-based incentives liability, net of current portion (Note 10)		240	203
Environmental provisions, net of current portion (Note 16)		78	92
Deferred credits and other		226	249
Total other liabilities and deferred credits		$815	$776